PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 365,762	$ 298,106	$ 202,153
Less: Accumulated depreciation	(98,699)	(66,258)	(15,455)
Construction in progress	78,273	122,769	66,773
Property, equipment and software, net	345,336	354,617	253,471
Machinery and R&D equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	28,367	26,551	16,997
Molds and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	137,855	84,367	79,963
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	49,461	50,935	15,586
Office and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	34,607	32,325	17,271
Purchased software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	71,827	68,422	49,905
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 43,645	$ 35,506	$ 22,431